SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]


Pre-Effective Amendment No.         ______                                  [ ]

Post-Effective Amendment No.          78       (File No. 2-38355)          [X]
                                    -------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


Amendment No.        54      (File No. 811-2111)                            [X]
                  ---------


AXP GROWTH SERIES, INC.
50606 AXP Financial Center
Minneapolis, Minnesota 55474

Leslie L. Ogg - 901 Marquette Ave. So., Suite 2810,
Minneapolis, MN 55402-3268
612-330-9283

It is proposed that this filing will become effective (check appropriate box) [ X ] immediately upon filing pursuant to paragraph (b)
[   ] on (date) pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
[   ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

AXP Growth Fund and AXP Research Opportunities Fund, series of the Registrant, have adopted a master/feeder operating structure. This Post-Effective Amendment includes a signature page for Growth Trust, the master fund.

This filing is not intended to supersede the prospectuses, Statements of Additional Information and financial statements for AXP Growth Fund, AXP Large Cap Equity Fund, AXP Large Cap Value Fund and AXP Research Opportunities Fund filed in Registrant's Post-Effective Amendment No. 76 to Registration Statement No. 2-38355 filed on or about September 25, 2003, and the Class I supplements for AXP Growth Fund, AXP Large Cap Equity Fund and AXP Large Cap Value Fund prospectuses and Statements of Additional Information filed in Registrant's Post-Effective Amendment No. 77 to Registration Statement No. 2-38355 filed on or about December 12, 2003.

Part A

The prospectus for AXP Quantitative Large Cap Equity Fund is incorporated by reference to that filed in Registrant's Post-Effective Amendment No. 76 to Registration Statement No. 2-38355 filed on or about September 25, 2003.

                   AXP(R) Quantitative Large Cap Equity Fund
    Supplement to the Sept. 29, 2003 Prospectus and Statement of Additional
                                Information (SAI)

This supplement describes the Fund's Class I shares and it supplements certain information in the Fund's prospectus and SAI dated Sept. 29, 2003. The caption headings used in this Supplement correspond with the caption headings used in the prospectus and SAI.

Prospectus

You may purchase Class I shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" below.

PAST PERFORMANCE

Class is new as of the date of this supplement and therefore performance information is not shown. The performance table is intended to indicate some of the risks of investing in the Fund by showing changes in the Fund's performance over time. Please note that you will find performance returns, after the deduction of certain taxes, for other classes of shares of the Fund, together with returns of one or more broad measures of market performance, in the performance table of the prospectus.

Past performance for Class I for the period prior to the date that the class began operations may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, although not for other differences in expenses. The use of blended performance generally results in lower performance than Class I shares would have experienced had they been offered for the entire period.

FEES AND EXPENSES

Fund investors pay various expenses. The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table is supplemented as follows:

Shareholder Fees (fees paid directly from your investment)
                                                                    Class I

Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                                  none

Maximum deferred sales charge (load) imposed on sales0
(as a percentage of offering price at time of purchase)              none

Annual Fund operating expenses(a) (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:                        Class I
Management fees(b)                                                   0.63%
Distribution (12b-1) fees                                            0.00%
Other expenses(c)                                                    1.02%
Total(d)                                                             1.65%
Fee waiver/expense reimbursement                                     0.72%
Net Expenses                                                         0.93%

(a)  Other expenses are based on estimated amounts for the current fiscal year.

(b) Includes the impact of a performance incentive adjustment fee that increased the Fund's management fee by 0.03% for the most recent fiscal year.

(c) Other expenses include an administrative services fee and other nonadvisory expenses.

(d) American Express Financial Corporation (AEFC) and its affiliates have contractually agreed to waive certain fees and to absorb certain other Fund expenses until July 31, 2004. Under this agreement, total expenses will not exceed 0.93% for Class I.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table is supplemented as follows:

                   1 year          3 years
Class I             $95             $450

BUYING AND SELLING SHARES

The description of Investment Options is supplemented as follows:

If you are an eligible investor, you may purchase Class I shares at net asset value without an initial sales charge or CDSC on redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares.

The following eligible investors may purchase Class I shares:

o Any fund distributed by AEFA, if the fund seeks to achieve its investment objective by investing primarily in shares of the Fund and other American Express Funds.

In addition, AEFA, at its sole discretion, may accept investments from other purchasers not listed above.

The discussion of buying and selling shares is supplemented as follows:

You may purchase, redeem or exchange Class I shares only through AEFA (see the back cover of the prospectus for address and telephone number). You may exchange your Class I shares only for Class I shares of another American Express Fund.

Statement of Additional Information

Investing In The Fund

The description of the sales charge is supplemented as follows:

For Class I, there is no initial sales charge so the public offering price is the same as the NAV.

Agreements

The description of the Transfer Agency Agreement is supplemented as follows:

The rate for Class I is $1.00 per year.

Part B

The Statement of Additional Information and financial statements for AXP Quantitative Large Cap Equity Fund are incorporated by reference to that filed in Registrant's Post-Effective Amendment No. 76 to Registration Statement No. 2-38355 filed on or about September 25, 2003.

The financial statements for AXP Quantitative Large Cap Equity Fund for the six-month period ended January 31, 2004 are incorporated by reference to that filed on Form N-CSR on or about April 6, 2004.

PART C.   OTHER INFORMATION

Item 22.  Exhibits.

(a)(1)    Articles of  Incorporation,  as amended  November 10,  1988,  filed as
          Exhibit 1 to Post-Effective Amendment No. 38 to Registration Statement No. 2-38355, are incorporated by reference.

(a)(2) Articles of Amendment, dated June 16, 1999, filed electronically as Exhibit (a)(2) to Post-Effective Amendment No. 67 to Registration Statement No. 2-38355, are incorporated by reference.

(a)(3) Articles of Amendment, dated November 14, 2002, filed electronically as Exhibit (a)(3) to Registrant's Post-Effective Amendment No. 74 to Registration Statement No. 2-38355, is incorporated by reference.

(b) By-laws, as amended January 11, 2001 filed electronically as Exhibit (b) to Post-Effective Amendment No. 67 to Registration Statement No. 2-38355, are incorporated by reference.

(c) Stock certificate, filed as Exhibit No. 3 to Registrant's Amendment No. 1 to Registration Statement No. 2-38355, dated Feb. 2, 1971, is incorporated by reference.

(d)(1) AXP Growth Fund and AXP Research Opportunities Fund, series of the Registrant, have adopted a master/feeder operating structure. Therefore, the Investment Management Services Agreement is with the corresponding master portfolios. Investment Management Services Agreement, dated December 1, 2002, between Growth Trust, on behalf of Aggressive Growth Portfolio, Growth Portfolio and Growth Trends Portfolio, and American Express Financial Corporation, filed electronically as Exhibit (d)(10) to Registrant's Post-Effective Amendment No. 74 to Registration Statement No. 2-38355, is incorporated by reference.

(d)(2) Investment Management Services Agreement, dated December 1, 2002, between Registrant, on behalf of AXP Large Cap Equity Fund and AXP Large Cap Value Fund, and American Express Financial Corporation, filed electronically as Exhibit (d)(11) to Registrant's Post-Effective Amendment No. 74 to Registration Statement No. 2-38355, is incorporated by reference.

(d)(3) Investment Management Services Agreement, dated January 9, 2003, between Registrant, on behalf of AXP Quantitative Large Cap Equity Fund, and American Express Financial Corporation filed electronically as Exhibit (d)(9) to Registrant's Post-Effective Amendment No. 74 to Registration Statement No. 2-38355, is incorporated by reference.

(e)(1) Distribution Agreement, dated July 8, 1999, between AXP Utilities Income Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (e) to AXP Utilities Income Fund, Inc. Post-Effective Amendment No. 22, to Registration Statement File No. 33-20872 filed on or about August 27, 1999. Registrant's Distribution Agreement, on behalf of AXP Growth Fund and AXP Research Opportunities Fund, differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(e)(2) Distribution Agreement dated January 10, 2002 between Registrant, on behalf of AXP Large Cap Equity Fund, and American Express Financial Advisors Inc. filed electronically as Exhibit (e)(2) to Registrant's Post-Effective Amendment No. 69 filed on or about March 21, 2002 is incorporated by reference.

(e)(3) Distribution Agreement dated April 11, 2002 between Registrant, on behalf of AXP Large Cap Value Fund, and American Express Financial Advisors Inc. filed electronically as Exhibit (e)(3) to Registrant's Post-Effective Amendment No. 71 to Registration Statement No. 2-38355, is incorporated by reference.

(e)(4) Distribution Agreement dated January 9, 2003, between Registrant, on behalf of AXP Quantitative Large Cap Equity Fund, and American Express Financial Advisors Inc. filed electronically as Exhibit (e)(4) to Registrant's Post-Effective Amendment No. 74 to Registration Statement No. 2-38355, is incorporated by reference.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g)(1) Custodian Agreement between Registrant, on behalf of AXP Growth Fund, and American Express Trust Company, dated March 20, 1995, filed electronically as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 54 to Registration Statement No. 2-38355, is incorporated by reference.

(g)(2) Addendum to the Custodian Agreement, dated March 20, 1995, between IDS Growth Fund, Inc., on behalf of AXP Growth Fund, and American Express Trust Company executed on May 13, 1996, filed electronically as
          Exhibit 8(c) to Registrant's Post-Effective Amendment No. 60 to Registration Statement No. 2-38355, is incorporated by reference.

(g)(3) Custodian Agreement between Registrant, on behalf of IDS Research Opportunities Fund, and American Express Trust Company, dated August 19, 1996, filed electronically as Exhibit No. 8 to Post Effective Amendment No. 58 to Registration Statement No. 2-38355, is incorporated by reference.

(g)(4) Addendum to the Custodian Agreement, dated August 19, 1996, between Registrant, on behalf of IDS Research Opportunities Fund, and American Express Trust Company, filed electronically as Exhibit 8(c) to Registrant's Post-Effective Amendment No. 61 to Registration Statement No. 2-38355, is incorporated by reference.

(g)(5) Custodian Agreement Amendment between IDS International Fund, Inc. and American Express Trust Company, dated October 9, 1997, filed electronically on or about December 23, 1997 as Exhibit 8(c) to IDS International Fund, Inc. Post-Effective Amendment No. 26 to Registration Statement No. 2-92309, is incorporated by reference. Registrant's Custodian Agreement Amendments, on behalf of AXP Growth Fund and AXP Research Opportunities Fund, differ from the one incorporated by reference only by the fact that Registrant is one executing party.

(g)(6) Custodian Agreement dated January 10, 2002, between Registrant, on behalf of AXP Large Cap Equity Fund, and American Express Trust Company filed electronically as Exhibit (g)(7) to Registrant's Post-Effective Amendment No. 69 filed on or about March 21, 2002 is incorporated by reference.

(g)(7) Custodian Agreement dated April 11, 2002, between Registrant, on behalf of AXP Large Cap Value Fund, and American Express Trust Company filed electronically as Exhibit (g)(7) to Registrant's Post-Effective Amendment No. 71 to Registration Statement No. 2-38355, is incorporated by reference.

(g)(8) Custodian Agreement dated January 9, 2003 between Registrant, on behalf of AXP Quantitative Large Cap Equity Fund, and American Express Trust Company filed electronically as Exhibit (g)(8) to Registrant's Post-Effective Amendment No. 74 to Registration Statement No. 2-38355, is incorporated by reference.

(g)(9) Custodian Agreement dated May 13, 1999 between American Express Trust Company and The Bank of New York is incorporated by reference to Exhibit (g)(3) to IDS Precious Metals Fund, Inc. Post-Effective Amendment No. 33, File No. 2-93745 filed on or about May 24, 1999.

(g)(10) Custodian Agreement First Amendment between American Express Trust Company and The Bank of New York, dated December 1, 2000, filed electronically as Exhibit (g)(4) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(g)(11) Custodian Agreement Second Amendment between American Express Trust Company and The Bank of New York, dated June 7, 2001, filed electronically as Exhibit (g)(5) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(g)(12) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated January 31, 2002, filed electronically as Exhibit (g)(6) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(g)(13) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated April 29, 2003, filed electronically as Exhibit (g)(8) to AXP Partners Series, Inc.
          Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(h)(1) Administrative Services Agreement between Registrant, on behalf of AXP Growth Fund, and American Express Financial Corporation, dated March 20, 1995, filed electronically as Exhibit 9(e) to Registrant's Post-Effective Amendment No. 54 to Registration Statement No. 2-38355, is incorporated by reference.

(h)(2) Amendment to Administrative Services Agreement dated March 9, 1999 between AXP Growth Fund and American Express Financial Corporation is incorporated by reference to Exhibit (h)(2) to Registrant's Post-Effective Amendment No. 66 filed on or about Sept. 29, 2000.

(h)(3) Amendment to Administrative Services Agreement dated June 3, 2002, between AXP Growth Series, Inc., on behalf of AXP Growth Fund, and American Express Financial Corporation filed electronically as Exhibit
          (h)(3) to Registrant's Post-Effective Amendment No. 71 to Registration Statement No. 2-38355, is incorporated by reference.

(h)(4) Administrative Services Agreement between Registrant, on behalf of IDS Research Opportunities Fund, and American Express Financial corporation, dated August 19, 1996, filed electronically as Exhibit No. 9(e) to Post-Effective Amendment No. 58 to Registration Statement No. 2-38355, is incorporated by reference.

(h)(5) Amendment to Administrative Services Agreement dated June 3, 2002, between AXP Growth Series, Inc., on behalf of AXP Research Opportunities Fund, and American Express Financial Corporation filed electronically as Exhibit (h)(5) to Registrant's Post-Effective
          Amendment No. 71 to Registration Statement No. 2-38355, is incorporated by reference.

(h)(6) Administrative Services Agreement dated January 10, 2002, between Registrant, on behalf of AXP Large Cap Equity Fund, and American Express Financial Corporation filed electronically as Exhibit (h)(12) to Registrant's Post-Effective Amendment No. 69 filed on or about March 21, 2002 is incorporated by reference.

(h)(7) Amendment to Administrative Services Agreement dated June 3, 2002, between AXP Growth Series, Inc. on behalf of AXP Large Cap Equity Fund and American Express Financial Corporation filed electronically as Exhibit (h)(7) to Registrant's Post-Effective Amendment No. 71 to Registration Statement No. 2-38355, is incorporated by reference.

(h)(8) Administrative Services Agreement dated April 11, 2002 between Registrant, on behalf of AXP Large Cap Value Fund, and American Express Financial Corporation, filed electronically as Exhibit (h)(8) to Registrant's Post-Effective Amendment No. 71 to Registration Statement No. 2-38355, is incorporated by reference.

(h)(9) Administrative Services Agreement dated January 9, 2003, between Registrant, on behalf of AXP Quantitative Large Cap Equity Fund, and
          American  Express  Financial   Corporation  filed electronically
          as Exhibit (h)(9) to Registrant's Post-Effective Amendment No. 74 to Registration Statement No. 2-38355, is incorporated by reference.

(h)(10) Agreement of Merger, dated April 10, 1986, filed as Exhibit No. 9 to Post-Effective Amendment No. 33 to Registration Statement No. 2-38355, is incorporated by reference.

(h)(11) Agreement and Plan of Reorganization, dated March 10, 2000, between Strategist Growth Fund, Inc. on behalf of Strategist Growth Fund and AXP Growth Series, Inc. on behalf of AXP Growth Fund is incorporated by reference to Exhibit (h)(11), to Registrant's Post-Effective Amendment No. 66 filed on or about Sept. 29, 2000.

(h)(12) Agreement and Plan of Reorganization, dated March 10, 2000, between Strategist Growth Fund, Inc. on behalf of Strategist Special Growth Fund and AXP Growth Series, Inc. on behalf of AXP Research Opportunities Fund is incorporated by reference to Exhibit (h)(12), to Registrant's Post-Effective Amendment No. 66 filed on or about Sept. 29, 2000.

(h)(13) License Agreement between Registrant and IDS Financial Corporation, dated January 25, 1988, filed as Exhibit 9(c) to Post-Effective Amendment No. 38 to Registration Statement No. 2-38355, is incorporated by reference.

(h)(14) License Agreement between Registrant, on behalf of IDS Research Opportunities Fund, and American Express Financial Corporation, dated August 19, 1996, filed electronically as Exhibit No. 9(c) to Post-Effective Amendment No. 58 to Registration Statement No. 2-38355, is incorporated by reference.

(h)(15) License Agreement, dated June 17, 1999, between the American Express Funds and American Express Company, filed electronically on or about September 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc.'s Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(h)(16) Class Y Shareholder Service Agreement between IDS Precious Metals Fund, Inc. and American Express Financial Advisors Inc., dated May 9, 1997, filed electronically on or about May 27, 1997 as Exhibit 9(e) to IDS Precious Metals Fund, Inc. Amendment No. 30 to Registration Statement No. 2-93745, is incorporated by reference. Registrant's Class Y Shareholder Service Agreement, on behalf of AXP Growth Fund and AXP Research Opportunities Fund, differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(h)(17) Class Y Shareholder Service Agreement dated January 10, 2002, between Registrant, on behalf of AXP Large Cap Equity Fund, and American Express Financial Advisors Inc. filed electronically as Exhibit (h)(13) to Registrant's Post-Effective Amendment No. 69 filed on or about March 21, 2002 is incorporated by reference.

(h)(18) Class Y Shareholder Service Agreement dated April 11, 2002 between Registrant, on behalf of AXP Large Cap Value Fund, and American Express Financial Advisors Inc., filed electronically as Exhibit
          (h)(17) to Registrant's Post-Effective Amendment No. 71 to Registration Statement No. 2-38355, is incorporated by reference.

(h)(19) Class Y Shareholder Service Agreement dated January 9, 2003, between Registrant, on behalf of AXP Quantitative Large Cap Equity Fund, and American Express Financial Advisors Inc. filed electronically as Exhibit (h)(19) to Registrant's Post-Effective Amendment No. 74 to Registration Statement No. 2-38355, is incorporated by reference.

(h)(20) Transfer Agency Agreement, dated May 1, 2003 between Registrant on behalf of AXP Growth Fund, AXP Large Cap Equity Fund, AXP Large Cap Value Fund, AXP Quantitative Large Cap Equity Fund and AXP Research Opportunities Fund and American Express Client Service Corporation, filed electronically as Exhibit (h)(20) to Registrant's Post-Effective Amendment No. 75 to Registration Statement No. 2-38355, is incorporated by reference.

(h)(21) Class I Shares Transfer Agency Agreement between the American Express Funds and American Express Client Service Corporation, dated Nov. 13, 2003, filed electronically on or about Nov. 25, 2003 as Exhibit
          (h)(9), to AXP Stock Series, Inc. Post-Effective Amendment No. 105 to Registration Statement No. 2-11358 is incorporated by reference.

(i) Opinion and Consent of Counsel as to the legality of the securities being registered is filed electronically herewith.

(j)       Independent Auditors' Consent is filed electronically herewith.

(k)       Financial Statements: Not Applicable.

(l)       Initial Capital Agreements: Not Applicable.

(m)(1) Plan and Agreement of Distribution dated July 1, 1999 between Registrant, on behalf AXP Growth Fund and AXP Research Opportunities Fund, and American Express Financial Advisors Inc., is incorporated by reference to Exhibit (m) to AXP Discovery Fund, Inc.'s Post-Effective Amendment No. 36, file No. 2-72174 filed on or about July 30, 1999.

(m)(2) Plan and Agreement of Distribution dated January 10, 2002, between Registrant, on behalf of AXP Large Cap Equity Fund, and American Express Financial Advisors Inc. filed electronically as Exhibit (m)(3) to Registrant's Post-Effective Amendment No. 69 filed on or about March 21, 2002 is incorporated by reference.

(m)(3) Plan and Agreement of Distribution dated April 11, 2002 between Registrant, on behalf of AXP Large Cap Value Fund, and American Express Financial Advisors Inc., filed electronically as Exhibit
          (m)(3) to Registrant's Post-Effective Amendment No. 71 to Registration Statement No. 2-38355, is incorporated by reference.

(m)(4) Plan and Agreement of Distribution dated January 9, 2003, between Registrant, on behalf of AXP Quantitative Large Cap Equity Fund, and American Express Financial Advisors Inc. filed electronically as Exhibit (m)(4) to Registrant's Post-Effective Amendment No. 74 to Registration Statement No. 2-38355, is incorporated by reference.

(m)(5) Plan and Agreement of Distribution For Class C Shares dated March 9, 2000 between AXP Bond Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (m)(2) to AXP Bond Fund, Inc.'s Post-Effective Amendment No. 51 to Registration
          Statement File No. 2-51586 filed on or about June 26, 2000. Registrant's Plan and Agreement of Distribution for Class C Shares, on behalf of AXP Growth Fund and AXP Research Opportunities Fund, differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(m)(6) Plan and Agreement of Distribution For Class C Shares dated January 10, 2002, between Registrant, on behalf of AXP Large Cap Equity Fund, and American Express Financial Advisors Inc. filed electronically as Exhibit (m)(4) to Registrant's Post-Effective Amendment No. 69 filed on or about March 21, 2002 is incorporated by reference.

(m)(7) Plan and Agreement of Distribution For Class C Shares dated April 11, 2002 between Registrant, on behalf of AXP Large Cap Value Fund, and American Express Financial Advisors Inc., filed electronically as Exhibit (m)(6) to Registrant's Post-Effective Amendment No. 71 to Registration Statement No. 2-38355, is incorporated by reference.

(m)(8) Plan and Agreement of Distribution For Class C Shares dated January 9, 2003, between Registrant, on behalf of AXP Quantitative Large Cap Equity Fund, and American Express Financial Advisors Inc. filed electronically as Exhibit (m)(8) to Registrant's Post-Effective
          Amendment No. 74 to Registration Statement No. 2-38355, is incorporated by reference.

(n) 18f-3 Plan Amendment dated January 8, 2004, filed electronically on or about March 25, 2004 as Exhibit (n) to AXP Market Advantage Series, Inc. Post-Effective Amendment No. 32 to Registration Statement No. 33-30770 is incorporated by reference.

(o)       Reserved.

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about March 30, 2000 as Exhibit (p)(1) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770 is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser and principal underwriter, dated January 2, 2004, filed electronically on or about January 12, 2004 as Exhibit (p)(2) to AXP Discovery Series, Inc. Post-Effective Amendment No. 47 to Registration Statement No. 2-72174 is incorporated by reference.

(q)(1) Directors' Power of Attorney to sign Amendments to this Registration Statement, dated January 7, 2004, is filed electronically herewith.

(q)(2) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 9, 2002, filed electronically as Exhibit
          (q)(2) to Registrant's Post-Effective Amendment No. 69 filed on or about March 21, 2002 is incorporated by reference.

(q)(3) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated Sept. 17, 2002, filed electronically as Exhibit
          (q)(3) to Registrant's Post-Effective Amendment No. 72 filed on or about Sept. 27, 2002 is incorporated by reference.

(q)(4) Trustees Power of Attorney to sign Amendments to this Registration Statement, January 7, 2004, is filed electronically herewith.

(q)(5) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 9, 2002, filed electronically as Exhibit
          (q)(4) to Registrant's Post-Effective Amendment No. 69 filed on or about March 21, 2002 is incorporated by reference.

(q)(6) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated Sept. 18, 2002, filed electronically as Exhibit
          (q)(6) to Registrant's Post-Effective Amendment No. 72 filed on or about Sept. 27, 2002 is incorporated by reference.

Item 23. Persons Controlled by or Under Common Control with Registrant:

         None.

Item 24. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.


Item 25.          Business and Other Connections of Investment Adviser (American Express Financial Corporation)

Directors and officers of American Express Financial Corporation who are directors and/or officers of one or more other companies:

Name and Title                      Other company(s)                  Address*                Title within other
                                                                                                   company(s)
-------------------------       -----------------------      -------------------------    -----------------------
Gumer C. Alvero                 American Centurion Life      20 Madison Ave. Extension    Director and Vice President - Annuities
Vice President - General        Assurance Company            P.O. Box 5555
Manager Annuities                                            Albany, NY  12205-0555

                                American Enterprise Life                                  Director and Executive
                                Insurance Company                                         Vice President - Annuities

                                American Express Financial                                Vice President - General Manager
                                Advisors Inc.                                             Annuities

                                American Express Insurance                                Director and Vice President
                                Agency of Alabama Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Maryland Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Wyoming Inc.

                                American Partners Life       1751 AXP Financial Center    Director and President
                                Insurance Company            Minneapolis MN  55474

                                IDS Life Insurance Company                                Director and Executive Vice President -
                                                                                          Annuities

                                IDS Life Insurance Company   P.O. Box 5144                Director and Vice President - Annuities
                                of New York                  Albany, NY  12205

                                IDS Life Series Fund, Inc.                                Director and Chairman of the Board

                                IDS Life Variable Annuity                                 Manager and Chairman of the Board
                                Funds A & B

Ward D. Armstrong               American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Retirement Services and Asset
Retirement Services                                                                       Management Group
and Asset Management Group
                                American Express Asset                                    Director and President
                                Management Group Inc.

                                American Express Trust                                    Director and Chairman of
                                Company                                                   the Board

                                Kenwood Capital Management LLC                            Manager

                                Northwinds Marketing                                      Manager
                                Group LLC

John M. Baker                   American Express Financial                                Vice President - Chief Client
Vice President - Plan Sponsor   Advisors Inc.                                             Service Officer
Services
                                American Express Asset                                    Vice President
                                Management Group Inc.

                                American Express Trust                                    Director and Senior Vice President
                                Company

Dudley Barksdale                American Express Financial                                Vice President - Service
Vice President - Service        Advisors Inc.                                             Development
Development

Timothy V. Bechtold             American Centurion Life      20 Madison Ave. Extension    Director, President and Chief
Vice President -                Assurance Company            P.O. Box 5555                Executive Officer
Insurance Products                                           Albany, NY  12205-0555
                                American Enterprise Life                                  Director
                                Insurance Company

                                American Express Financial                                Vice President - Insurance
                                Advisors Inc.                                             Products

                                American Express Insurance                                Director, President and Chief
                                Agency of Alabama Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Arizona Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Idaho Inc.                                      Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Maryland Inc.                                   Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Massachusetts Inc.                              Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Nevada Inc.                                     Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of New Mexico Inc.                                 Executive Officer

                                American Express Insurance                                Director and President and Chief
                                Agency of Oklahoma Inc.                                   Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Wyoming Inc.                                    Executive Officer

                                American Partners Life                                    Director and Vice President-Insurance
                                Insurance Company                                         Products

                                IDS Life Insurance Company                                Director and President

                                IDS Life Insurance Company   P.O. Box 5144                Director, President and Chief
                                of New York                  Albany, NY 12205             Executive Officer

                                IDS Life Series Fund, Inc.                                Director, President and Chief
                                                                                          Executive Officer

                                IDS Life Variable Annuity                                 Manager, President and Chief
                                Funds A & B                                               Executive Officer

                                IDS REO 1, LLC                                            President

                                IDS REO 2, LLC                                            President

Arthur H. Berman                American Enterprise Life                                  Director, Vice President - Finance
Senior Vice President and       Insurance Company
Chief Financial Officer
                                American Express                                          Senior Vice President and
                                Financial Advisors Inc.                                   Chief Financial Officer

                                American Express                                          Director
                                Trust Company

                                American Partners Life                                    Director, Vice President - Finance
                                Insurance Company

                                IDS Life Insurance                                        Director, Executive Vice
                                Company                                                   President - Finance

Walter S. Berman                Advisory Capital Partners LLC                             Treasurer
Director, Senior Vice President
and Treasurer                   Advisory Capital Strategies                               Treasurer
                                Group Inc.

                                Advisory Convertible Arbitrage LLC                        Treasurer

                                Advisory Quantitative                                     Treasurer
                                Equity (General Partner) LLC

                                Advisory Select LLC                                       Treasurer

                                American Centurion Life                                   Vice President and Treasurer
                                Assurance Company

                                American Enterprise Life                                  Treasurer
                                Insurance Company

                                American Enterprise REO 1, LLC                            Treasurer

                                American Express Asset Management                         Treasurer
                                Group, Inc.

                                American Express Asset Management                         Treasurer
                                International, Inc.

                                American Express                                          Director and Treasurer
                                Certificate Company

                                American Express Client                                   Treasurer
                                Service Corporation

                                American Express Corporation                              Treasurer

                                American Express Financial                                Director, Senior Vice President
                                Advisors Inc.

                                American Express Financial                                Vice President and Treasurer
                                Advisors Japan Inc.

                                American Express Insurance                                Treasurer
                                Agency of Alabama Inc.

                                American Express Insurance                                Treasurer
                                Agency of Arizona Inc.

                                American Express Insurance                                Treasurer
                                Agency of Idaho Inc.

                                American Express Insurance                                Treasurer
                                Agency of Maryland Inc.

                                American Express Insurance                                Treasurer
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Treasurer
                                Agency of Nevada Inc.

                                American Express Insurance                                Treasurer
                                Agency of New Mexico Inc.

                                American Express Insurance                                Treasurer
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Treasurer
                                Agency of Wyoming Inc.

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency
                                of Kentucky, Inc.

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency
                                of Maryland, Inc.

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency
                                of Pennsylvania, Inc.

                                American Partners Life                                    Vice President and Treasurer
                                Insurance Company

                                AMEX Assurance Company                                    Treasurer

                                Boston Equity General                                     Treasurer
                                Partner LLC

                                IDS Cable Corporation                                     Treasurer

                                IDS Cable II Corporation                                  Treasurer

                                IDS Capital Holdings Inc.                                 Treasurer

                                IDS Life Insurance Company                                Vice President and Treasurer

                                IDS Life Insurance Company                                Vice President and Treasurer
                                of New York

                                IDS Management Corporation                                Treasurer

                                IDS Partnership Services                                  Treasurer
                                Corporation

                                IDS Property Casualty                                     Treasurer
                                Insurance Company

                                IDS Realty Corporation                                    Treasurer

                                IDS REO 1, LLC                                            Treasurer

                                IDS REO 2, LLC                                            Treasurer

                                Investors Syndicate                                       Vice President and Treasurer
                                Development Corp.

                                Kenwood Capital                                           Treasurer
                                Management LLC

Robert C. Bloomer               American Express                                          Vice President - Technologies III
Vice President -                Financial Advisors Inc.
Technologies III

Leslie H. Bodell                American Express                                          Vice President - Technologies I
Vice President -                Financial Advisors Inc.
Technologies I

Kenneth I. Chenault
Director


Kenneth J. Ciak                 AMEX Assurance Company                                    Director, President and Chief
Vice President and General                                                                Executive Officer
Manager - IDS Property
Casualty                        American Express Financial                                Vice President and General
                                Advisors Inc.                                             Manager - IDS Property
                                                                                          Casualty

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Kentucky Inc.

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Maryland Inc.

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Pennsylvania Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director, President and Chief
                                Insurance Company            DePere, WI 54115             Executive Officer

Paul A. Connolly                American Express Financial                                Vice President - RL HR/US Retail
Vice President - Retail         Advisors Inc.
Distribution Services

James M. Cracchiolo             American Express Financial                                Director, Chairman of the Board,
Director, Chairman of           Advisors Inc.                                             President and Chief Executive Officer
the Board, President and
Chief Executive Officer         Threadneedle Asset                                        Chairman of the Board
                                Management Holdings LTD

Colleen Curran                  American Express Financial                                Vice President and
Vice President and Assistant    Advisors Inc.                                             Assistant General Counsel
General Counsel

Luz Maria Davis                 American Express Financial                                Vice President - Employee
Vice President - Employee       Advisors Inc.                                             Communications
Communications

William V. Elliott              American Express Financial                                Vice President - Financial
Vice President - Financial      Advisors Inc.                                             Planning and Advice
Planning and Advice

Benjamin R. Field               American Express                                          Vice President - Finance Education &
Vice President - Finance        Financial Advisors Inc.                                   Planning Services
Education & Planning
Services

Gordon M. Fines                 American Express Asset                                    Senior Vice President -
Vice President - Senior         Management Group Inc.                                     Growth Spectrum
Portfolio Manager I
                                American Express Financial                                Vice President - Senior
                                Advisors Inc.                                             Portfolio Manager I

Giunero Floro                   American Express                                          Vice President - Creative Services
Vice President - Creative       Financial Advisors Inc.
Services

Terrence J. Flynn               American Express                                          Vice President - Brokerage Clearing
Vice President - Brokerage      Financial Advisors Inc.                                   Operations
Clearing Operations
                                American Enterprise                                       Senior Vice President
                                Investment Services Inc.

Jeffery P. Fox                  American Express                                          Vice President - Investment Accounting
Vice President -                Financial Advisors Inc.
Investment Accounting
                                IDS Life Series, Inc.                                     Chief Financial Officer

                                IDS Life Variable Annuity                                 Chief Financial Officer
                                Funds A & B

Barbara H. Fraser               American Express Financial                                Executive Vice President - AEFA Products
Executive Vice                  Advisors Inc.                                             and Corporate Marketing
President - Chief
Marketing Officer

Peter A. Gallus                 American Express Financial                                Vice President - CAO - AEFA
Vice President - Investment     Advisors Inc.                                             Investment Management
Administration
                                American Express Asset                                    Assistant Treasurer
                                Management Group, Inc.

                                American Express Asset                                    Assistant Treasurer
                                Management International, Inc.

                                Kenwood Capital Management LLC                            Manager

                                IDS Capital Holdings Inc.                                 Vice President and Controller

Steve Guida                     American Enterprise                                       Vice President
Vice President - New            Investment Services Inc.
Business and Service
                                American Express Financial                                Vice President - New
                                Advisors Inc.                                             Business and Service

Teresa A. Hanratty              American Express Financial                                Senior Vice
Senior Vice President -         Advisors Inc.                                             President - Field Management
National Implementation
and Field Force Growth

Lorraine R. Hart                AMEX Assurance Company                                    Vice President -
Vice President - Investment                                                               Investments
Administration Officer
                                American Centurion Life      20 Madison Ave. Extension    Vice President -  Investments
                                Assurance Company            P.O. Box 5555
                                                             Albany, NY  12205-0555

                                American Enterprise Life     829 AXP Financial Center     Vice President -  Investments
                                Insurance Company            Minneapolis, MN  55474

                                American Enterprise          829 AXP Financial Center     Vice President
                                REO 1, LLC                   Minneapolis, MN  55474

                                American Express                                          Vice President -  Investments
                                Certificate Company

                                American Express                                          Director, President and Chief
                                Corporation                                               Executive Officer

                                American Express International                            Vice President - Investments
                                Deposit Company

                                American Express Financial                                Vice President - Investment
                                Advisors Inc.                                             Administration Officer

                                American Partners Life       1751 AXP Financial Center    Vice President - Investments
                                Insurance Company            Minneapolis, MN  55474

                                IDS Life Insurance Company                                Vice President - Investments

                                IDS Life Insurance Company   P.O. Box 5144                Vice President - Investments
                                of New York                  Albany, NY 12205

                                IDS Life Series Fund, Inc.                                Vice President - Investments

                                IDS Life Variable Annuity                                 Vice President - Investments
                                Funds A and B

                                IDS Property Casualty        1 WEG Blvd.                  Vice President - Investment Officer
                                Insurance Company            DePere, WI 54115

                                IDS REO 1, LLC                                            Vice President

                                IDS REO 2, LLC                                            Vice President

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President - Investments

Janis K. Heaney                 American Express Financial                                Vice President - Incentive
Vice President - Incentive      Advisors Inc.                                             Management
Management

Brian M. Heath                  American Express Financial                                Senior Vice President -  U.S.
Senior Vice President -         Advisors Inc.                                             Advisor Group
U.S. Advisor Group

Henry Heitman                   American Express Financial                                Vice President - Brokerage
Vice President - Brokerage      Advisors Inc.                                             Product Development
Product Development

Carol A. Holton                 American Centurion Life      20 Madison Ave. Extension    Director, Vice President - Third
Vice President - Third Party    Assurance Company            Albany, NY 12205-0555        Party Distribution
Distribution
                                American Enterprise Life     829 AXP Financial Center     Director and President
                                Insurance Company            Minneapolis, MN  55474

                                American Enterprise          829 AXP Financial Center     President
                                REO 1, LLC                   Minneapolis, MN  55474

                                American Express Financial                                Vice President - Third
                                Advisors Inc.                                             Party Distribution

                                IDS Life Insurance Company   20 Madison Ave. Extension    Director and Vice President -
                                of New York                  P.O. Box 5555                Third Party Distribution
                                                             Albany, NY  12205-0555

Debra A. Hutchinson             American Express Financial                                Vice President - Technologies I
Vice President -                Advisors Inc.
Technologies I

James M. Jensen                 American Express Financial                                Vice President - Advice
Vice President - Advice and     Advisors Inc.                                             and Retail Distribution
Retail Distribution Group,                                                                Group Product,
Product, Compensation and                                                                 Compensation and Field
Field Administration                                                                      Administration

                                American Express Insurance                                Director, Vice President
                                Agency of Alabama Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Maryland Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Texas Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Wyoming Inc.

Nancy E. Jones                  American Express Financial                                Vice President - Advisor
Vice President - Advisor        Advisors Inc.                                             Marketing
Marketing

William A. Jones                American Express                                          Vice President - Technologies III
Vice President -                Financial Advisors Inc.
Technologies III

John C. Junek                   American Express Financial                                Senior Vice President and
Senior Vice President           Advisors Inc.                                             General Counsel
and General Counsel

Ora J. Kaine                    American Express Financial                                Vice President - Retail
Vice President - Retail         Advisors Inc.                                             Distribution Services
Distribution Services

Michelle M. Keeley              AMEX Assurance Company                                    Vice President-Investments
Senior Vice President -
Fixed Income                    American Centurion Life                                   Vice President-Investments
                                Assurance Company

                                American Enterprise Life                                  Vice President-Investments
                                Insurance Company

                                American Express                                          Director and Senior Vice President -
                                Asset Management                                          Fixed Income
                                Group, Inc.

                                American Express                                          Vice President-Investments
                                Certificate Company

                                American Express Financial                                Senior Vice President-Fixed Income
                                Advisors Inc.

                                American Partners Life                                    Vice President-Investments
                                Insurance Company

                                IDS Life Insurance Company                                Vice President-Investments

                                IDS Life Insurance Company                                Vice President-Investments
                                of New York

                                IDS Life Series Fund Inc.                                 Vice President-Investments

                                IDS Life Variable Annuity                                 Vice President-Investments
                                Funds A and B

Claire Kolmodin                 American Express Financial                                Vice President - Strategic
Vice President - Strategic      Advisors Inc.                                             Initiatives
Initiatives

Christopher J. Kopka            Advisory Capital Partners LLC                             Money Laundering
                                                                                          Prevention Officer

                                Advisory Capital Strategies                               Money Laundering
                                Group Inc.                                                Prevention Officer

                                Advisory Convertible Arbitrage LLC                        Money Laundering
                                                                                          Prevention Officer

                                Advisory Quantitative                                     Money Laundering
                                Equity (General Partner) LLC                              Prevention Officer

                                Advisory Select LLC                                       Money Laundering
                                                                                          Prevention Officer

                                American Enterprise                                       Money Laundering
                                Investment Services, Inc.                                 Prevention Officer

                                American Enterprise Life                                  Money Laundering
                                Insurance Company                                         Prevention Officer

                                American Express Asset Management                         Money Laundering
                                Group, Inc.                                               Prevention Officer

                                American Express Asset Management                         Money Laundering
                                International, Inc.                                       Prevention Officer

                                American Express                                          Money Laundering
                                Certificate Company                                       Prevention Officer

                                American Express Client                                   Money Laundering
                                Service Corporation                                       Prevention Officer

                                American Express Corporation                              Money Laundering
                                                                                          Prevention Officer

                                American Express Financial                                Money Laundering
                                Advisors Inc.                                             Prevention Officer

                                American Express Financial                                Money Laundering
                                Advisors Japan Inc.                                       Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Alabama Inc.                                    Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Arizona Inc.                                    Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Idaho Inc.                                      Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Maryland Inc.                                   Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Massachusetts Inc.                              Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Nevada Inc.                                     Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of New Mexico Inc.                                 Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Oklahoma Inc.                                   Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Texas Inc.                                      Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Wyoming Inc.                                    Prevention Officer

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Kentucky, Inc.

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Maryland, Inc.

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Mississippi, Inc.

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Pennsylvania, Inc.

                                American Express Trust Company                            Money Laundering
                                                                                          Prevention Officer

                                American Partners Life                                    Money Laundering
                                Insurance Company                                         Prevention Officer

                                AMEX Assurance Company                                    Money Laundering
                                                                                          Prevention Officer

                                Boston Equity General                                     Money Laundering
                                Partner LLC                                               Prevention Officer

                                IDS Cable Corporation                                     Money Laundering
                                                                                          Prevention Officer

                                IDS Cable II Corporation                                  Money Laundering
                                                                                          Prevention Officer

                                IDS Capital Holdings Inc.                                 Money Laundering
                                                                                          Prevention Officer

                                IDS Insurance Agency of Utah Inc.                         Money Laundering
                                                                                          Prevention Officer

                                IDS Life Insurance Company                                Money Laundering
                                                                                          Prevention Officer

                                IDS Life Series Fund, Inc.                                Money Laundering
                                                                                          Prevention Officer

                                IDS Life Variable Annuity                                 Money Laundering
                                Funds A & B                                               Prevention Officer

                                IDS Management Corporation                                Money Laundering
                                                                                          Prevention Officer

                                IDS Partnership Services                                  Money Laundering
                                Corporation                                               Prevention Officer

                                IDS Property Casualty                                     Money Laundering
                                Insurance Company                                         Prevention Officer

                                IDS Realty Corporation                                    Money Laundering
                                                                                          Prevention Officer

                                Investors Syndicate                                       Money Laundering
                                Development Corporation                                   Prevention Officer

Lori J. Larson                  American Express Financial                                Vice President - Advisor
Vice President - Advisor        Advisors Inc.                                             Field Force Growth Active &
Field Force Growth Active &                                                               Retention
Retention

Daniel E. Laufenberg            American Express Financial                                Vice President and Chief
Vice President and Chief        Advisors Inc.                                             U.S. Economist
U.S. Economist

Jane W. Lee                     American Express Financial                                Vice President and General
Vice President and General      Advisors Inc.                                             Manager Platinum Financial
Manager Platinum Financial                                                                Services
Services

Catherine M. Libbe              American Express                                          Vice President - Marketing & Product
Vice President -                Financial Advisors Inc.                                   Retirement Services
Marketing  & Product
Retirement Services

Diane D. Lyngstad               American Express Financial                                Vice President - Comp
Vice President - Comp           Advisors Inc.                                             and Licensing Services
and Licensing Services
                                American Express Client                                   Vice President and Chief
                                Service Corporation                                       Financial Officer

Thomas A. Mahowald              American Express Financial                                Vice President - Equity Research
Vice President - Equity         Advisors Inc.
Research

Timothy J. Masek                American Express Financial                                Vice President - Fixed Income Research
Vice President - Fixed          Advisors Inc.
Income Research

Mark T. McGannon                American Express Financial                                Vice President and
Vice President and              Advisors Inc.                                             General Manager - Products Sales
General Manager -
Products Sales

Brian J. McGrane                American Express                                          Vice President - Lead Financial
Vice President -                Financial Advisors Inc.                                   Officer Finance
Lead Financial Officer
Finance                         Advisory Capital Partners LLC                             Vice President and Chief Financial
                                                                                          Officer

                                Advisory Capital                                          Vice President and Chief Financial
                                Strategies Group Inc.                                     Officer

                                Advisory Convertible                                      Vice President and Chief Financial
                                Arbitrage LLC                                             Officer

                                Advisory Quantitative Equity                              Vice President and Chief Financial
                                (General Partner) LLC                                     Officer

                                Advisory Select LLC                                       Vice President and Chief Financial
                                                                                          Officer

                                American Express Asset                                    Vice President and Chief Financial
                                Management Group Inc.                                     Officer

                                American Express                                          Vice President and Chief Financial
                                Certificate Company                                       Officer

                                Boston Equity General                                     Vice President and Chief Financial
                                Partner LLC                                               Officer

Sarah M. McKenzie               American Express Financial                                Vice President -
Vice President -                Advisors Inc.                                             Managed and Brokerage Products
Managed and Brokerage
Products                        American Express Personal                                 Director
                                Trust Services, FSB

Paula R. Meyer                  American Express Financial                                Senior Vice President and General
Senior Vice President           Advisors Inc.                                             Manager - Mutual Funds
and General
Manager - Mutual Funds          American Express Certificate                              Director, President Chairman of the
                                Company                                                   Board and Chief Executive Officer

                                American Express                                          Director and President
                                International Deposit
                                Company

                                American Express                                          Director
                                Trust Company

                                Investors Syndicate                                       Director, President and Chief
                                Development Corp.                                         Executive Officer

Rebecca A. Nash                 American Express Financial                                Vice President -
Vice President -                Corporation                                               Service Operations
Service Operations
                                AMEX Assurance Company                                    Vice President -
                                                                                          Service Operations

                                IDS Property Casualty                                     Vice President -
                                Insurance Company                                         Service Operations

Roger Natarajan                 American Enterprise Life                                  Director
Vice President - Finance        Insurance Company

                                American Express Financial                                Vice President - Finance
                                Advisors Inc.

                                American Express Financial                                Vice President - Finance
                                Corporation

                                American Partners Life                                    Director
                                Insurance Company

                                IDS Life Insurance Company                                Director

Francois B. Odouard             American Express Financial                                Vice President - Brokerage
Vice President -                Advisors Inc.
Brokerage

Michael J. O'Keefe              American Express Financial                                Vice President - Advisory
Vice President - Advisory       Advisors Inc.                                             Business Systems
Business Systems

Kristi L. Petersen              American Express Asset                                    Vice President and Assistant Secretary
Vice President - SPS and        Management Group Inc.
External Products
                                American Express Financial                                Vice President - SPS and
                                Advisors Inc.                                             External Products

                                IDS Cable Corporation                                     Director, President and Chief Executive
                                                                                          Officer

                                IDS Cable II Corporation                                  Director, President and Chief Executive
                                                                                          Officer

                                IDS Futures Corporation                                   Director, President and Chief Executive
                                                                                          Officer

                                IDS Management Corporation                                Director, President and Chief Executive
                                                                                          Officer

                                IDS Partnership Services                                  Director, President and Chief Executive
                                Corporation                                               Officer

                                IDS Realty Corporation                                    Director, President and Chief Executive
                                                                                          Officer

Teresa J. Rasmussen             American Express Financial                                Vice President and
Vice President and Assistant    Advisors Inc.                                             Assistant General Counsel
General Counsel
                                American Centurion Life                                   Counsel and Assistant Secretary
                                Assurance Company

                                American Express Corporation                              Vice President

                                IDS Life Insurance Company                                Vice President, General Counsel and
                                                                                          Assistant Secretary

                                IDS Life Insurance Company   20 Madison Ave. Extension    Assistant General Counsel and
                                of New York                  Albany, NY 12205-0555        Assistant Secretary

                                American Partners                                         Vice President and General Counsel
                                Life Insurance Company

Mark A. Riordan                 American Express                                          Vice President - Finance
Vice President - Finance        Financial Advisors Inc.                                   Emerging Technologies
Emerging Technologies

ReBecca K. Roloff               American Express Financial                                Senior Vice President - GFS
Senior Vice President -         Advisors Inc.
GFS

Andrew C. Schell                American Express Financial                                Vice President - Strategy
Vice President - Strategy       Advisors Inc.                                             and Planning
and Planning

Mark E. Schwarzmann
Director

Gary A. Scott                   American Express                                          Vice President - Client Acquisition
Vice President -                Financial Advisors Inc.                                   Marketing and Services
Client Acquisition
Marketing and Services

Jacqueline M. Sinjem            American Express Financial                                Vice President
Vice President - Plan           Advisors Inc.
Sponsor Services
                                American Express Trust                                    Vice President
                                Company

Bridget Sperl                   American Enterprise                                       Director, President and Chief
Senior Vice President -         Investment Services Inc.                                  Executive Officer
Client Service
Organization                    American Express Client                                   Director and Senior Vice President
                                Service Corporation

                                American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Client Service Organization

                                IDS Life Insurance Company                                Executive Vice President -
                                                                                          Client Service

                                IDS Property Casualty                                     Director
                                Insurance Company

Lisa A. Steffes                 American Express Financial                                Vice President - Marketing
Vice President - Marketing      Advisors Inc.                                             Officer Development
Officer Development
                                AMEX Assurance Company                                    Director

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

David K. Stewart                American Express                                          Vice President - AEFA Controller
Vice President -                Financial Advisors Inc.                                   and Treasurer
AEFA Controller
and Treasurer                   American Enterprise                                       Treasurer
                                Investment Services, Inc.

Caroline Stockdale-Boon         American Express                                          Senior Vice President -
Senior Vice President -         Financial Advisors Inc.                                   Human Resources
Human Resources

Jeffrey J. Stremcha             American Express Financial                                Vice President - Technologies I
Vice President -                Advisors Inc.
Technologies I

John T. Sweeney                 American Express Financial                                Vice President - Lead
Vice President - Lead           Advisors Inc.                                             Financial Officer, Products Group
Financial Officer -
Products Group                  AMEX Assurance Company                                    Director

                                IDS Cable Corporation                                     Director

                                IDS Cable II Corporation                                  Director

                                IDS Partnership                                           Director
                                Services Corporation

                                IDS Property Casualty                                     Director
                                Insurance Company

                                IDS Realty Corporation                                    Director

William F. "Ted" Truscott       Advisory Capital Strategies                               Director
Senior Vice President and       Group Inc.
Chief Investment Officer
                                American Express Asset                                    Director and Chairman of the Board,
                                Management Group Inc.                                     Chief Investment Officer

                                American Express Asset                                    Director
                                Management International Inc.

                                American Express Financial                                Senior Vice President and
                                Advisors Inc.                                             Chief Investment Officer

                                IDS Capital Holdings Inc.                                 Director and President

                                Kenwood Capital Management LLC                            Manager

                                Northwinds Marketing Group LLC                            Manager

George F. Tsafaridis            American Express                                          Vice President - Quality & Service
Vice President -                Financial Advisors Inc.                                   Support
Quality & Service Support

Peter S. Velardi                American Express                                          Senior Vice President - Field Management
Senior Vice President -         Financial Advisors Inc.
Field Management

Andrew O. Washburn              American Express                                          Vice President - Mutual Fund Marketing
Vice President -                Financial Advisors Inc.
Mutual Fund Marketing

Beth E. Weimer                  American Express Financial                                Vice President and Chief
Vice President and              Advisors Inc.                                             Compliance Officer
Chief Compliance Officer
                                American Enterprise                                       Chief Compliance Officer
                                Investment Services Inc.

                                American Express Asset                                    Chief Compliance Officer
                                Management Group Inc.

                                American Express Asset                                    Chief Compliance Officer
                                Management International Inc.

                                IDS Life Insurance Company                                Chief Compliance Officer

Jeffery A. Williams             American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Cross-Sell/Strategic
Cross-Sell/Strategic                                                                      Management
Management

William J. Williams             American Express                                          Senior Vice President - Field Management
Senior Vice President -         Financial Advisors Inc.
Field Management

Dianne L. Wilson                American Express                                          Vice President - Insurance Operations
Vice President -                Financial Advisors Inc.
Insurance Operations
                                Amex Assurance Company                                    Director and Senior Vice President

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Property Casualty Company                             Director and Senior Vice President

Michael D. Wolf                 American Express Asset                                    Executive Vice President
Vice President and Senior       Management Group Inc.
Portfolio Manager
                                American Express Financial                                Vice President and Senior
                                Advisors Inc.                                             Portfolio Manager

Michael R. Woodward             American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Field Management
Field Management
                                American Centurion Life      20 Madison Ave. Extension    Director
                                Assurance Company            Albany, NY 12205-0555

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205

* Unless otherwise noted, address is 70100 AXP Financial Center, Minneapolis, MN 55474.

Item 26. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

          AXP California  Tax-Exempt  Trust;  AXP Dimensions  Series,  Inc.; AXP
          Discovery  Series,  Inc.;  AXP Equity  Series,  Inc.; AXP Fixed Income
          Series,  Inc.; AXP Global Series,  Inc.; AXP Government Income Series,
          Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP
          High Yield  Tax-Exempt  Series,  Inc.;  AXP Income  Series,  Inc.; AXP
          International  Series,  Inc.; AXP Investment Series, Inc.; AXP Managed
          Series,  Inc.;  AXP Market  Advantage  Series,  Inc.; AXP Money Market
          Series,  Inc.; AXP Partners Series,  Inc.; AXP Partners  International
          Series,  Inc.; AXP Progressive Series,  Inc.; AXP Sector Series, Inc.;
          AXP Selected Series,  Inc.; AXP Special  Tax-Exempt  Series Trust; AXP
          Stock Series,  Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series,
          Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income
          Trust;  Income Trust;  Tax-Free  Income Trust;  World Trust;  American
          Express Certificate Company.

(b)      As to each director, officer or partner of the principal underwriter:

         Name and Principal                             Position and Offices with              Offices with Registrant
         Business Address*                              Underwriter

         Gumer C. Alvero                                Vice President - General               None
                                                        Manager Annuities

         Ward D. Armstrong                              Senior Vice President -                None
                                                        Retirement Services and
                                                        Asset Management Group

         John M. Baker                                  Vice President - Chief                 None
                                                        Client Service Officer

         Dudley Barksdale                               Vice President - Service               None
                                                        Development

         Timothy V. Bechtold                            Vice President -                       None
                                                        Insurance Products

         Arthur H. Berman                               Senior Vice President and Chief        None
                                                        Financial Officer

         Walter S. Berman                               Senior Vice President                  None

         Robert C. Bloomer                              Vice President - Technologies III      None

         Leslie H. Bodell                               Vice President - Technologies I        None

         Rob Bohli                                      Group Vice President -                 None
         10375 Richmond Avenue #600                     South Texas
         Houston, TX  77042

         Walter K. Booker                               Group Vice President -                 None
         61 South Paramus Road                          New Jersey
         Mack-Cali Office Center IV,
         3rd Floor
         Paramus, NJ  07652

         Bruce J. Bordelon                              Group Vice President -                 None
         1333 N. California Blvd.,                      Northern California
         Suite 200
         Walnut Creek, CA  94596

         Randy L. Boser                                 Vice President - Mutual Fund           None
                                                        Business Development

         Kenneth J. Ciak                                Vice President and                     None
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Martin T. Cole                                 Group Vice President - Southwest       None

         Paul A. Connolly                               Vice President - RL HR/US Retail       None

         James M. Cracchiolo                            Director, Chairman of the Board        None
                                                        and Chief Executive Officer

         Colleen Curran                                 Vice President and                     None
                                                        Assistant General Counsel

         Luz Maria Davis                                Vice President - Employee              None
                                                        Communications

         Arthur E. DeLorenzo                            Group Vice President -                 None
         4 Atrium Drive, #100                           Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                          Group Vice President -                 None
         Suite 500, 8045 Leesburg                       Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Paul James Dolan                               Vice President - CAO Product Sales

         Kenneth Dykman                                 Group Vice President -                 None
         6000 28th Street South East                    Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         William V. Elliot                              Vice President - Financial             None
                                                        Planning and Advice

         Benjamin R. Field                              Vice President - Finanace              None
                                                        Education and Planning Services

         Gordon M. Fines                                Vice President - Senior                None
                                                        Portfolio Manager I

         Giunero Floro                                  Vice President - Creative              None
                                                        Services

         Terrence J. Flynn                              Vice President - Brokerage             None
                                                        Clearing Operations

         Jeffrey P. Fox                                 Vice President - Investment            Treasurer
                                                        Accounting

         Barbara H. Fraser                              Executive Vice President -             None
                                                        AEFA Products and Corporate
                                                        Marketing

         Peter A. Gallus                                Vice President - CAO - AEFA            None
                                                        Investment Management

         Gary W. Gassmann                               Group Vice President -                 None
         2677 Central Park Boulevard                    Detroit Metro
         Suite 350
         Southfield, MN  48076

         John C. Greiber                                Group Vice President -                 None
                                                        Minnesota/Iowa

         Steven Guida                                   Vice President -                       None
                                                        New Business and Service

         Teresa A. Hanratty                             Senior Vice President -                None
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                               Vice President - Fixed Income          None
                                                        Investments Administration
                                                        Officer

         Janis K. Heaney                                Vice President -                       None
                                                        Incentive Management

         Brian M. Heath                                 Senior Vice President -                None
         Suite 150                                      Advisor Group
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                                   Group Vice President -                 None
         655 Metro Place South                          Ohio Valley
         Suite 570
         Dublin, OH  43017

         David X. Hockenberry                           Group Vice President -                 None
         830 Crescent Centre Drive                      Mid South
         Suite 490
         Franklin, TN  37067-7217

         Carol A. Holton                                Vice President - Third                 None
                                                        Party Distribution

         Debra A. Hutchinson                            Vice President - Technologies I        None

         Diana R. Iannarone                             Group Vice President -                 None
         3030 N.W. Expressway                           Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                             Group Vice President -                 None
         6000 Freedom Square Drive                      Steel Cities
         Suite 300
         Cleveland, OH  44131

         James M. Jensen                                Vice President -                       None
                                                        Compensation and Licensing
                                                        Services

         Jody M. Johnson                                Group Vice President -                 None
                                                        Twin Cities Metro

         Nancy Jones                                    Vice President - Advisor               None
                                                        Marketing

         William A. Jones                               Vice President - Technologies III      None

         John C. Junek                                  Senior Vice President and              None
                                                        General Counsel

         Ora J. Kaine                                   Vice President -                       None
                                                        Retail Distribution Services

         Michelle M. Keeley                             Senior Vice President -                None
                                                        Fixed Income

         Raymond G. Kelly                               Group Vice President -                 None
         Suite 250                                      Northern Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                                Vice President - Strategic             None
                                                        Initiatives

         Christopher J. Kopka                           Money Laundering Prevention            Non
                                                        Officer

         Mitre Kutanovski                               Group Vice President -                 None
         125 South Wacker Drive                         Chicago Metro
         Suite 1550
         Chicago, IL  60606

         Lori J. Larson                                 Vice President - Advisor               None
                                                        Field Force Growth and
                                                        Retention

         Daniel E. Laufenberg                           Vice President and Chief               None
                                                        U.S. Economist

         Jane W. Lee                                    Vice President - General               None
                                                        Manager Platinum Financial
                                                        Services

         Catherine M. Libbe                             Vice President - Marketing             None
                                                        & Product Services

         Diane D. Lyngstad                              Vice President - Comp and              None
                                                        Licensing Services

         Thomas A. Mahowald                             Vice President and Director of         None
                                                        Equity Research

         Timothy J. Masek                               Vice President -                       None
                                                        Fixed Income Research

         Mark T. McGannon                               Vice President and General             None
                                                        Manager - Products Sales

         Brian J. McGrane                               Vice President - LFO Finance           None

         Dean O. McGill                                 Group Vice President -                 None
         11835 W. Olympic Blvd                          Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                              Vice President - Managed and           None
                                                        Brokerage Products

         Timothy S. Meehan                              Secretary                              None

         Penny Meier                                    Vice President - Business              None
                                                        Transformation/Six Sigma

         Paula R. Meyer                                 Senior Vice President and              President
                                                        General Manager - Mutual Funds

         Holly Morris                                   Senior Vice President -                None
                                                        Technologies

         Rebecca Nash                                   Vice President - Service               Non
                                                        Operations

         Roger Natarnjan                                Vice President - Finance               None

         Thomas V. Nicolosi                             Group Vice President -                 None
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell                           Group Vice President -                 None
         Commerce Center One                            Southern New England
         333 East River
         Hartford, CT  06108-4200

         Francois B. Odouard                            Vice President - Brokerage             None

         Michael J. O'Keefe                             Vice President -                       None
                                                        Advisory Business Systems

         Kristi L. Petersen                             Vice President - ONE Account           None
                                                        and Cash

         John G. Poole                                  Group Vice President -                 None
         14755 North Outer Forty Road                   Gateway/Springfield
         Suite 500
         Chesterfield, MO  63017

         Larry M. Post                                  Group Vice President -                 None
         2 Constitution Plaza                           New England
         Charlestown, MA  02129

         Teresa J. Rasmussen                            Vice President and                     None
                                                        Assistant General Counsel


         Michael J. Rearden                             Group Vice President -                 None
                                                        Southern Florida

         Ralph D. Richardson III                        Group Vice President -                 None
         Suite 800                                      Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         ReBecca K. Roloff                              Senior Vice President -                None
                                                        GFS

         Maximillian G. Roth                            Group Vice President -                 None
         1400 Lombardi Avenue                           Wisconsin/Upper Michigan
         Suite 202
         Green Bay, WI  54304

         Russell L. Scalfano                            Group Vice President -                 None
         Suite 201                                      Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                               Vice President - Strategy              None
                                                        and Planning

         Mark E. Schwarzmann                            Senior Vice President -                None
                                                        Insurance and Annuities

         Gary A. Scott                                  Vice President - Client                None
                                                        Acquisition Marketing  and
                                                        Services

         Jacqueline M. Sinjem                           Vice President - Plan                  None
                                                        Sponsor Services

         Albert L. Soule                                Group Vice President -                 None
         6925 Union Park Center                         Western Frontier
         Suite 200
         Midvale, UT  84047

         Bridget Sperl                                  Senior Vice President -                None
                                                        Client Service Organization

         Paul J. Stanislaw                              Group Vice President -                 None
         Suite 1100                                     Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92614

         Lisa A. Steffes                                Vice President -                       None
                                                        Marketing Officer
                                                        Development

         David K. Stewart                               Vice President - AEFA Controller       None
                                                        and Treasurer

         Caroline Stockdale-Boon                        Senior Vice President -                None
                                                        Human Resources

         Jeffrey J. Stremcha                            Vice President - Technologies I        None

         John T. Sweeney                                Vice President - Lead Financial        None
                                                        Officer, Products Group

         Joe Sweeney                                    Senior Vice President,                 None
                                                        General Manager - U.S. Brokerage
                                                        and Membership Banking

         Craig P. Taucher                               Group Vice President -                 None
         Suite 150                                      Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -                 None
         188 106th Avenue NE                            Pacific Northwest
         Suite 640
         Bellevue, WA  98004-5902

         William F. "Ted" Truscott                      Senior Vice President -                Board member and
                                                        Chief Investment Officer               Vice President

         George F. Tsafaridis                           Vice President - Quality &             None
                                                        Service Support

         Janet M. Vandenbark                            Group Vice President -                 None
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Ramanathan Venkatabamanan                      Vice President - Technologies III      None

         Peter S. Velardi                               Senior Vice President -                None
                                                        Field Management

         Andrew O. Washburn                             Vice President -                       None
                                                        Mutual Fund Marketing

         Donald F. Weaver                               Group Vice President -                 None
         3500 Market Street,                            Eastern Pennsylvania/
         Suite 200                                      Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                                 Vice President and                     None
                                                        Chief Compliance Officer

         Phil Wentzel                                   Vice President - Finance               None

         Jeffrey A. Williams                            Senior Vice President -                None
                                                        Cross-Sell/Strategic
                                                        Management

         William J. Williams                            Senior Vice President -                None
                                                        Field Management

         Dianne L. Wilson                               Vice President - Insurance             None
                                                        Operations

         Gayle W. Winfree                               Group Vice President -                 None
                                                        Delta States

         Michael D. Wolf                                Vice President - Equity Senior         None
                                                        Portfolio Manager

         Abraham L. Wons                                Vice President - Investments Risk      None
                                                        Management

         Michael R. Woodward                            Senior Vice President -                None
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020


* Business address is: 70100 AXP Financial Center, Minneapolis, MN 55474 unless otherwise noted.

Item 26 (c).   Not Applicable.

Item 27.       Location of Accounts and Records

               American Express Financial Corporation
               70100 AXP Financial Center
               Minneapolis, MN  55474

Item 28.       Management Services

               Not Applicable.

Item 29.       Undertakings

               Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, AXP Growth Series, Inc. certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 26th day of May, 2004.

AXP GROWTH SERIES, INC.


By /s/   Paula R. Meyer
   ----------------------
         Paula R. Meyer, President


By /s/   Jeffrey P. Fox
   ---------------------
         Jeffrey P. Fox, Treasurer


Pursuant to the requirements of the Securities Act, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 26th day of May, 2004.

Signature                                            Capacity

/s/  Arne H. Carlson*                                Chair of the Board
---------------------
     Arne H. Carlson

/s/  Philip J. Carroll, Jr.*                         Director
----------------------------
     Philip J. Carroll, Jr.

/s/  Livio D. DeSimone*                              Director
-----------------------
     Livio D. DeSimone

/s/  Barbara H. Fraser*                              Director
------------------------
     Barbara H. Fraser

/s/  Heinz F. Hutter*                                Director
----------------------
     Heinz F. Hutter

/s/  Anne P. Jones*                                  Director
-------------------
     Anne P. Jones

/s/  Stephen R. Lewis, Jr.*                          Director
-----------------------------
     Stephen R. Lewis, Jr.

/s/  Alan K. Simpson*                                Director
---------------------
     Alan K. Simpson

/s/  Alison Taunton-Rigby*                           Director
---------------------------
     Alison Taunton-Rigby

/s/  William F. Truscott*                            Director
-------------------------
     William F. Truscott

*    Signed  pursuant to  Directors'  Power of Attorney,  dated January 7, 2004,
     filed   electronically   herewith   as  Exhibit   (q)(1)  to   Registrant's
     Post-Effective Amendment No. 78 to Registration Statement No. 2-38355, by:



/s/ Leslie L. Ogg
-----------------
    Leslie L. Ogg

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, GROWTH TRUST consents to the filing of this Amendment to the Registration Statement of AXP Growth Series, Inc. signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 26th day of May, 2004.


                                  GROWTH TRUST


                            By /s/ Paula R. Meyer
                               ----------------------
                                   Paula R. Meyer, President


                            By /s/ Jeffrey P. Fox
                               -------------------
                                   Jeffrey P. Fox, Treasurer


Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 26th day of May, 2004.


Signature                                            Capacity


/s/  Arne H. Carlson**                               Chair of the Board
---------------------
     Arne H. Carlson

/s/  Philip J. Carroll, Jr.**                        Trustee
----------------------------
     Philip J. Carroll, Jr.

/s/  Livio D. DeSimone**                             Trustee
-----------------------
     Livio D. DeSimone

/s/  Barbara H. Fraser**                             Trustee
------------------------
     Barbara H. Fraser

/s/  Heinz F. Hutter**                               Trustee
----------------------
     Heinz F. Hutter

/s/  Anne P. Jones**                                 Trustee
-------------------
     Anne P. Jones

/s/  Stephen R. Lewis, Jr.**                         Trustee
-----------------------------
     Stephen R. Lewis, Jr.

/s/  Alan K. Simpson**                               Trustee
---------------------
     Alan K. Simpson

/s/  Alison Taunton-Rigby**                          Trustee
---------------------------
     Alison Taunton-Rigby

/s/  William F. Truscott**                           Trustee
-------------------------
     William F. Truscott

** Signed pursuant to Trustees' Power of Attorney, dated Jan. 7, 2004, filed electronically herewith as Exhibit (q)(4) to Registrant's Post-Effective Amendment No. 78 to Registration Statement No. 2-38355, by:


/s/  Leslie L. Ogg
------------------
     Leslie L. Ogg

CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 78 TO REGISTRATION STATEMENT NO. 2-38355

This Post-Effective Amendment contains the following papers and documents:

The facing sheet.

Part A and Part B.

     Class I Supplement for AXP Quantitative Large Cap Equity Fund prospectus and Statement of Additional Information.

Part C.

     Other information.

The signatures.